Components of accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2023
Components of accumulated other comprehensive loss
Schedule of analysis of other comprehensive income

			Derivative and		Exchange
	Remeasurements		non-derivative		differences on
	of employee		financial		the translation
	benefits		instruments		of foreign operations		Total
Other comprehensive loss:
Net balances as of December 31, 2021	US$	(721)	US$	(365)	US$	(148,124)	US$	(149,210)
Comprehensive income of the year		253		336		3,471		4,060
Expense income tax deferred		(79)		(80)		—		(159)
Balances as of December 31, 2022		(547)		(109)		(144,653)		(145,309)
Comprehensive (loss) income of the year		(107)		(1,175)		749		(533)
Benefit income tax deferred		32		362		—		394
Net balances as of December 31, 2023	US$	(622)	US$	(922)	US$	(143,904)	US$	(145,448)

Schedule of components of other comprehensive (loss) income

	2023		2022		2021
Derivative and non-derivative financial instruments:
Extrinsic value of changes on jet fuel Asian call options	US$	—	US$	—	US$	601
Extrinsic value of changes on jet fuel Zero cost collars		—		—		484
(Loss) income of the interest rate Cap		(1,175)		336		(128)
		(1,175)		336		957
Non derivative financial instruments(1)		—		—		79,076
Total	US$	(1,175)	US$	336	US$	80,033